CONSOLIDATED INCOME STATEMENTS - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenues	$ 924.5	$ 786.5
Operating expenses	436.3	450.4
Depreciation and depletion	247.5	234.2
Revenue less cost of goods sold	240.7	101.9
Corporate administration	24.9	24.5
Share-based payment expenses	13.7	5.4
Exploration and business development	19.8	10.2
Earnings from operations	182.3	61.8
Finance income	6.9	7.5
Finance costs	(17.1)	(13.2)
Other losses	(88.9)	(115.3)
Earnings (loss) before taxes	83.2	(59.2)
Income tax recovery (expense)	19.4	(5.3)
Net earnings (loss)	$ 102.6	$ (64.5)
Earnings (loss) per share
Basic (in dollars per share)	$ 0.14	$ (0.09)
Diluted (in dollars per share)	$ 0.14	$ (0.09)
Weighted average number of shares outstanding (in millions)
Basic (in shares)	752.2	684.0
Diluted (in shares)	758.4	684.0